Investments - Allowance for Expected Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 1.3	$ 1.1
Expected credit losses on securities where credit losses were not previously recognized	0.5	0.8
Additions for expected credit losses on securities where credit losses were previously recognized	0.8	0.6
Securities sold/redeemed/matured	(0.2)	0.0
Balance at end of period	$ 2.4	$ 2.5